Cover	Mar. 29, 2023
Cover [Abstract]
Entity Registrant Name	brooqLy, INC.
Entity Central Index Key	0001854526
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 29, 2023
Entity File Number	000-56399
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	86-2265420
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	10101 S. Robert Road
Entity Address Address Line 2	Suite 209
Entity Address City Or Town	Palos Hills
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60465
City Area Code	224
Local Phone Number	789-6673